Fair value measurements and valuation processes - additional information (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 37,031	£ 36,000	£ 36,945
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	583	527	361
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 235	£ 192	£ 200